Cash and cash equivalents (Details) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[2]	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash at bank available		$ 1,402		$ 3,524
Time deposits		428		244
Money market funds		2,236		1,278
Interest-bearing securities		970		857
Cash and cash equivalents	[1]	$ 5,036	[2]	$ 5,903	[2]	$ 8,070		$ 9,451

[1]
1) As from 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 2 Accounting policies.

[2]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.